PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 11,919	$ 1,712	¥ 4,043	¥ 4,931